Net borrowings - Net borrowings by currency (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022	[1],[2]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	$ 1,130	$ 1,813	[1],[2]	$ 2,765
Gross borrowings	(22,147)	(21,395)
US dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	130	682
Gross borrowings	(9,590)	(7,247)
Euro
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	59	60
Gross borrowings	(5,820)	(4,870)
Cash and cash equivalents in cash-pooling arrangements	11	26
Sterling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	29	59
Gross borrowings	(4,767)	(7,846)
Indian rupee
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	170	155
Gross borrowings	(57)	(39)
Mexican peso
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	34	31
Gross borrowings	(261)	(361)
Hungarian forint
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	3	4
Gross borrowings	(21)	(329)
Kenyan shilling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	55	36
Gross borrowings	(295)	(318)
Chinese yuan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	258	251
Gross borrowings	(964)	(79)
Nigerian naira
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	0	105
Gross borrowings	0	0
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	392	430
Gross borrowings	$ (372)	$ (306)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.